INCOME TAXES	6 Months Ended
Jun. 30, 2026
INCOME TAXES
INCOME TAXES

13.INCOME TAXES

Cayman Islands

Under the current and applicable laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current and applicable laws of BVI, Baosheng BVI is not subject to tax on income or capital gains.

13.INCOME TAXES (CONTINUED)

Hong Kong

Baosheng Hong Kong is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax laws, Baosheng Hong Kong is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

Beijing Baosheng, Horgos Baosheng, Kashi Baosheng (dissolved), Baosheng Technology, Baosheng Network, Beijing Xunhuo, Zhiding Baosheng and Yuansheng Meiyan were incorporated in the PRC and are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. On March 16, 2007, the National People’s Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

Horgos Baosheng, Kashi Baosheng (dissolved), and Baosheng Technology are subject to a preferential income tax rate of 0% CIT for a period since generating revenues, as they were incorporated in the Horgos and Kashi Economic District, Xinjiang Uygur Autonomous Region. The five-year preferential income tax treatment ended on December 31, 2025 for Baosheng Technology. Horgos Baosheng was entitled to an extension of five - year preferential income tax treatment ended on December 31, 2025. Other than the preferential tax treatment received by Horgos Baosheng and Baosheng Technology, all the other PRC subsidiaries of the Company are subject to the uniform enterprise income tax rate of 25%.

For the six months ended June 30, 2026 and 2025, the Company did not record current income tax expenses or deferred income tax expenses. Deferred tax assets as of June 30, 2026 and December 31, 2025 consisted of the following:

	June 30,	December 31,
	2026	2025
	(unaudited)
Net operating losses carryforwards	$5,204,149	$4,812,643
Allowance for doubtful accounts of accounts receivable	13,505	16,745
Allowance for doubtful accounts of other current assets	299,749	288,960
Impairment of deposit for long-term investment	736,909	714,990
Impairment of long-term investment	1,341,802	633,655
Deferred tax assets, gross	7,596,114	6,466,993
Deferred tax liabilities from operating right-of-use assets	(40,812)	(48,552)
Deferred tax assets net off against deferred tax liability	7,555,302	6,418,441
Less: Allowance on deferred tax assets	(7,555,302)	(6,418,441)
	$—	$—

The Company evaluates its valuation allowance requirements at end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the realizability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law.

As of June 30, 2026 and December 31, 2025, due to uncertainties surrounding future utilization on Beijing Baosheng, Baosheng Network, the Beijing branch of Horgos Baosheng and Baosheng Hong Kong, the Company accrued full valuation allowance of $7,555,303 and $6,418,441, respectively, against the deferred tax assets based upon management’s assessment as to their realization.